UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7702
                                   --------

Value Line Asset Allocation Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
---------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2005
                         --------------

Date of reporting period: December 31, 2004
                          -----------------

Item 1: Schedule of Investments.

Schedule of Investments December 31, 2004

    Shares                                                            Value
--------------------------------------------------------------------------------
COMMON STOCKS (73.4%)

                ADVERTISING (0.8%)
      19,000    Harte-Hanks, Inc............................       $    493,620
      10,000    R.H. Donnelley Corp.* ......................            590,500
                                                                   ------------
                                                                      1,084,120

                AEROSPACE/
                  DEFENSE (1.7%)
       9,700    Armor Holdings, Inc.*.......................            456,094
       4,700    Engineered Support
                  Systems, Inc..............................            278,334
       3,500    L-3 Communications
                    Holdings Corp...........................            256,340
       8,500    Moog Inc. Class "A"*........................            385,475
       4,400    Precision Castparts Corp....................            288,992
       7,000    Rockwell Collins, Inc.......................            276,080
       8,200    United Defense
                  Industries, Inc.*.........................            387,450
                                                                   ------------
                                                                      2,328,765

                AIR TRANSPORT (0.9%)
       7,400    EGL, Inc.*..................................            221,186
       6,000    FedEx Corp..................................            590,940
       4,000    United Parcel Service, Inc..................            341,840
                                                                   ------------
                                                                      1,153,966

                APPAREL (0.6%)
       4,500    Columbia Sportswear Co......................            268,245
       3,600    Oxford Industries, Inc......................            148,680
       8,000    Polo Ralph Lauren Corp.
                  Class "A".................................            340,800
                                                                   ------------
                                                                        757,725

                AUTO PARTS (1.1%)
       9,200    Autoliv Inc.................................            444,360
       6,000    Eaton Corp..................................            434,160
       9,000    Johnson Controls, Inc. .....................            570,960
                                                                   ------------
                                                                      1,449,480

                AUTO & TRUCK (0.5%)
       9,600    Oshkosh Truck Corp..........................            656,448

                BANK (4.0%)
      11,000    Bank of Hawaii Corp.........................            558,140
       3,800    City National Corp..........................            268,470
       6,000    Compass Bancshares, Inc. ...................            292,020
      12,600    FNB Corp....................................            256,536
       9,600    Hibernia Corp...............................            283,296
       5,000    M & T Bank Corp. ...........................            539,200
       9,000    North Fork Bancorporation
                    Inc.....................................            259,650
      22,000    Popular, Inc. ..............................            634,260
       7,000    R&G Financial Corp.
                  Class "B".................................            272,160
      10,600    UCBH Holdings, Inc..........................            485,692
       6,000    Webster Financial Corp......................            303,840
      12,000    Wells Fargo & Co............................            745,800
       6,700    Westamerica
                    Bancorporation..........................            390,677
                                                                   ------------
                                                                      5,289,741

                BANK-MIDWEST (1.3%)
      12,000    Associated Banc-Corp........................            398,520
      10,433    Commerce Bancshares, Inc....................            523,737
      14,500    First Midwest
                    Bancorp, Inc. ..........................            526,205
       9,200    TCF Financial Corp. ........................            295,688
                                                                   ------------
                                                                      1,744,150

                BEVERAGE-
                  ALCOHOLIC (0.3%)
       7,200    Constellation Brands, Inc.
                  Class "A"*................................            334,872

                BIOTECHNOLOGY (0.4%)
       8,000    Gen-Probe Incorporated*.....................            361,680
       2,600    United Therapuetics Corp....................            117,390
                                                                   ------------
                                                                        479,070

                BUILDING MATERIALS (0.5%)
      10,600    Simpson Manufacturing Co., Inc.*............            369,940
       7,400    Watsco Inc..................................            260,628
                                                                   ------------
                                                                        630,568

                CANADIAN
                  ENERGY (0.8%)
       8,000    EnCana Corp.. ..............................            456,480
       6,000    Nova Chemicals Corp.........................            283,800
      12,000    Talisman Energy Inc.........................            323,520
                                                                   ------------
                                                                      1,063,800

                CEMENT &
                  AGGREGATES (0.5%)
       5,000    Ceradyne, Inc.*.. ..........................            286,050
       5,400    Florida Rock Industries, Inc................            321,462
                                                                   ------------
                                                                        607,512

                CHEMICAL-
                  DIVERSIFIED (0.8%)
       5,000    Air Products & Chemicals
                    Inc.....................................            289,850
       6,000    Cytec Industries Inc........................            308,520
       6,000    Potash Corporation of
                  Saskatchewan Inc..........................            498,360
                                                                   ------------
                                                                      1,096,730

                CHEMICAL-
                  SPECIALTY (1.1%)
       8,000    Airgas, Inc.................................            212,080
      20,000    Ecolab Inc..................................            702,600
      11,400    Praxair, Inc................................            503,310
                                                                   ------------
                                                                      1,417,990

                COAL (0.6%)
      10,000    Joy Global Inc..............................            434,300
       4,000    Peabody Energy Corp.........................            323,640
                                                                   ------------
                                                                        757,940

                COMPUTER &
                  PERIPHERALS (0.2%)
       5,750    Zebra Technologies Corp.
                    Class "A"*..............................            323,610

                COMPUTER SOFTWARE
                  & SERVICES (2.8%)
       9,500    Ansys Inc...................................            304,570
      16,600    Autodesk, Inc...............................            629,970
       4,700    CACI International, Inc.....................            320,211
      12,000    Cognizant Technology
                   Solutions Corp. Class "A"*...............            507,960
       7,700    Cognos Inc.*................................            339,262
       4,000    Digital River Inc...........................            166,440
       6,000    Infosys Technologies Limited
                  (ADR).....................................            415,860
       7,200    Intergraph Corp.*...........................            193,896
       4,000    Microstrategy Inc...........................            241,000
       4,300    SRA International Inc.......................            276,060
      15,600    Symantec Corp.*.............................            401,856
                                                                   ------------
                                                                      3,797,085

                DIVERSIFIED
                  COMPANIES (3.2%)
      13,000    American Standard
                    Companies, Inc.*........................            537,160
      15,000    Ametek, Inc.................................            535,050
       7,500    Brinks Company (The)........................            296,400
       6,800    Danaher Corp................................            390,388
       6,000    ESCO Technologies, Inc.*....................            459,900
       5,000    Fortune Brands, Inc.........................            385,900
       4,000    ITT Industries, Inc.........................            337,800
       4,000    Parker Hannifin Corp........................            302,960
       8,000    Pentair, Inc................................            348,480
       5,000    Textron Inc.................................            369,000
       3,000    United Technologies Corp. ..................            310,050
                                                                   ------------
                                                                      4,273,088

                DRUG (1.1%)
       6,000    Biogen Idec, Inc.*..........................            399,660
       7,000    Covance Inc.*...............................            271,250
      11,000    Elan Corporation, plc (ADR)*................            299,750
      18,000    Teva Pharmaceutical
                    Industries Ltd. (ADR)...................            537,480
                                                                   ------------
                                                                      1,508,140

                E-COMMERCE (0.4%)
      39,000    TIBCO Software, Inc.*.......................            520,260

                EDUCATIONAL
                  SERVICES (0.2%)
       9,500    Education Management
                    Corp.*..................................            313,595

                ELECTRICAL
                  EQUIPMENT (1.2%)
       6,600    FLIR Systems, Inc.*.........................            421,014
      10,000    Rockwell Automation, Inc....................            495,500
      11,500    Trimble Navigation Ltd......................            379,960
       9,800    WESCO International, Inc.*..................            290,472
                                                                   ------------
                                                                      1,586,946

                ELECTRIC UTILITY-
                  CENTRAL (0.9%)
      10,000    Entergy Corp................................            675,900
       9,000    TXU Corp....................................            581,040
                                                                   ------------
                                                                      1,256,940

                ELECTRIC UTILITY-
                   EAST (0.2%)
       7,000    Exelon Corp.................................            308,490

                ELECTRIC UTILITY-
                  WEST (0.2%)
       8,000    Sempra Energy...............................            293,440

                ELECTRONICS (1.0%)
       7,000    Harman International
                    Industries, Inc. .......................            889,000
      14,000    Paxar Corp.*................................            310,380
       3,600    Plantronics, Inc............................            149,292
                                                                   ------------
                                                                      1,348,672

                ENTERTAINMENT
                  TECHNOLOGY (0.6%)
       5,400    Avid Technology, Inc.*......................            333,450
      18,000    Scientific Games Corp.
                    Class "A"*..............................            429,120
                                                                   ------------
                                                                        762,570

                ENVIRONMENTAL (0.3%)
      10,000    Republic Services, Inc......................            335,400

                FINANCIAL SERVICES-
                  DIVERSIFIED (1.7%)
       6,000    CIT Group, Inc..............................            274,920
       8,000    Citigroup, Inc..............................            385,440
       7,600    Doral Financial Corp........................            374,300
       6,000    Global Payments Inc.........................            351,240
       8,700    ProAssurance Corp.*.........................            340,257
       9,000    SLM Corp....................................            480,510
                                                                   ------------
                                                                      2,206,667

                FOOD
                  PROCESSING (1.3%)
      13,000    Archer-Daniels-Midland Co...................            290,030
       5,000    Bunge Limited...............................            285,050
       2,400    Hershey Foods Corp..........................            133,296
       8,000    McCormick & Co., Inc........................            308,800
       8,000    Ralcorp Holdings, Inc.*.....................            335,440
      12,400    United Natural Foods, Inc.*.................            385,640
                                                                   ------------
                                                                      1,738,256

                GROCERY (0.2%)
       3,000    Whole Foods Markets, Inc....................            286,050

                HOME
                  APPLIANCES (0.8%)
       4,400    Black & Decker Corp. (The)..................            388,652
       8,100    Toro Co. (The)..............................            658,935
                                                                   ------------
                                                                      1,047,587

                HOMEBUILDING (0.1%)
       3,000    St. Joe Company.............................            192,600

                HOTEL/GAMING (1.7%)
       9,300    Boyd Gaming Corp............................            387,345
       2,300    Choice Hotels, Inc..........................            133,400
       6,000    MGM MIRAGE*.................................            436,440
       9,600    Penn National Gaming, Inc.*.................            581,280
       7,500    Station Casinos, Inc........................            410,100
       9,600    WMS Industries, Inc.*.......................            321,984
                                                                   ------------
                                                                      2,270,549

                HOUSEHOLD
                  PRODUCTS (0.9%)
      10,500    Church & Dwight Co., Inc....................            353,010
       5,800    Scotts Company (The)
                  Class "A"*................................            426,416
      11,000    Yankee Candle Company,
                    Inc. (The)*.............................            364,980
                                                                   ------------
                                                                      1,144,406

                INDUSTRIAL
                  SERVICES (0.9%)
      19,500    Aaron Rents, Inc............................            487,500
       8,000    C.H. Robinson Worldwide, Inc................            444,160
      10,500    Navigant Consulting Co......................            279,300
                                                                   ------------
                                                                      1,210,960

                INFORMATION
                  SERVICES (1.1%)
       5,000    Alliance Data Systems Corp.*................            237,400
       4,000    Corporate Executive Board Co................            267,760
       5,500    Dun & Bradstreet Corp. (The)*...............            328,075
       4,200    Getty Images, Inc...........................            289,170
       4,000    Moody's Corp................................            347,400
                                                                   ------------
                                                                      1,469,805

                INSURANCE-LIFE (0.6%)
       7,500    Delphi Financial Group, Inc.
                    Class "A"...............................            346,125
       8,200    Torchmark Corp..............................            468,548
                                                                   ------------
                                                                        814,673

                INSURANCE-PROPERTY
                  & CASUALTY (1.4%)
      10,900    Berkley (W.R.) Corp. .......................            514,153
      10,945    Fidelity National Financial,
                    Inc.....................................            499,858
       1,400    Markel Corp.*...............................            509,600
       7,600    RLI Corp....................................            315,932
                                                                   ------------
                                                                      1,839,543

                INTERNET (0.2%)
       8,300    VeriSign Inc................................            278,216

                MACHINERY (2.2%)
      10,000    Actuant Corp. Class "A"*....................            521,500
      10,200    Applied Industrial
                    Technologies, Inc.......................            279,480
       6,600    Briggs & Stratton Corp......................            274,428
       3,400    Caterpillar Inc.............................            331,534
      10,000    Donaldson Co., Inc..........................            325,800
      15,000    Graco Inc...................................            560,250
       7,500    IDEX Corp...................................            303,750
       3,000    MSC Industrial Direct Co.,
                    Inc.....................................            107,940
       4,800    Roper Industries, Inc.......................            291,696
                                                                   ------------
                                                                      2,996,378

                MANUFACTURED
                  HOUSING/
                  RECREATIONAL
                  VEHICLES (0.5%)
       5,900    Thor Industries, Inc........................            218,595
      12,800    Winnebago Industries, Inc...................            499,968
                                                                   ------------
                                                                        718,563

                MEDICAL
                  SERVICES (2.9%)
       2,700    Aetna, Inc..................................            336,825
       8,000    American Healthways, Inc....................            264,320
      14,800    Centene Corp.*..............................            419,580
       7,000    Coventry Health Care, Inc.*.................            371,560
      10,500    DaVita, Inc.*...............................            415,065
      14,500    Renal Care Group, Inc.*.....................            521,855
       8,000    Sierra Health Services, Inc.*...............            440,880
       2,000    United Surgical Partners
                    International, Inc.*....................             83,400
       5,980    UnitedHealth Group Inc......................            526,419
       4,500    Wellpoint Health
                    Networks, Inc.*.........................            517,500
                                                                   ------------
                                                                      3,897,404

                MEDICAL SUPPLIES (4.7%)
       4,000    Advanced Neuromodulations
                    Systems, Inc.*..........................            157,840
       8,000    Bard (C.R.), Inc............................            511,840
       5,000    Becton, Dickinson and
                    Company.................................            284,000
       9,000    Biomet, Inc. ...............................            390,510
       5,300    Charles River Laboratories
                    International Inc.......................            243,853
      11,400    Cooper Companies, Inc.......................            804,726
       9,600    Cytyc Corp..................................            264,672
       7,100    Dade Behring Holdings, Inc.*................            397,600
      10,000    DENTSPLY
                    International, Inc. ....................            562,000
       6,000    Fisher Scientific
                   International, Inc.*.....................            374,280
       6,000    Inamed Corp.*...............................            379,500
       3,000    Integra LifeSciences
                    Holdings Corp.*.........................            110,790
       9,000    Intuitive Surgical Inc......................            360,180
       5,000    Respironics, Inc.*..........................            271,800
      11,400    St. Jude Medical, Inc.*.....................            478,002
       7,500    Sybron Dental Specialties...................            265,350
      11,600    Varian Medical
                    Systems, Inc.*..........................            501,584
                                                                   ------------
                                                                      6,358,527

               METAL FABRICATING
                   (0.2%)
       3,200    Illinois Tool Works Inc.....................            296,576

               METALS & MINING -
                  DIVERSIFIED (0.4%)
      13,000    Allegheny Technologies
                     Incorporated...........................            281,710
       2,800    CAMECO Corp.................................            293,608
                                                                   ------------
                                                                        575,318

                NATURAL GAS-
                  DISTRIBUTION (0.7%)
      16,400    AGL Resources Inc...........................            545,136
      11,050    UGI Corp....................................            452,056
                                                                   ------------
                                                                        997,192

                 NATURAL GAS-
                  DIVERSIFIED (2.2%)
       9,000    Energen Corp................................            530,550
       7,500    Equitable Resources, Inc....................            454,950
      14,000    Patina Oil & Gas Corp.......................            525,000
       6,000    Questar Corp................................            305,760
       7,000    Southwestern Energy Co.*....................            354,830
      20,000    XTO Energy, Inc.............................            707,600
                                                                   ------------
                                                                      2,878,690

                NEWSPAPER (1.0%)
       6,300    Lee Enterprises, Inc........................            290,304
       4,000    McClatchy Co. (The)
                  Class "A".................................            287,240
       5,600    Scripps (E.W.) Co.
                  Class "A".................................            270,368
         500    Washington Post Co. (The)
                  Class "B".................................            491,510
                                                                   ------------
                                                                      1,339,422

               OILFIELD SERVICES/
                   EQUIPMENT (0.2%)
       9,000    FMC Technologies, Inc.*.....................            289,800

                PACKAGING
                  & CONTAINER (1.0%)
       8,000    Ball Corp...................................            351,840
       7,500    CLACOR Inc..................................            410,775
      12,500    Jarden Corp.*...............................            543,000
                                                                   ------------
                                                                      1,305,615

                PETROLEUM-
                  PRODUCING (1.4%)
      23,000    Chesapeake Energy Corp......................            379,500
       8,000    Cimarex Energy Co...........................            303,200
      15,000    Range Resources Corp........................            306,900
       8,000    Suncor Energy, Inc..........................            283,200
       3,700    Tenaris S.A. (ADR)..........................            180,930
       9,300    Ultra Petroleum Corp.*......................            447,609
                                                                   ------------
                                                                      1,901,339

                PETROLEUM-
                  INTEGRATED (0.5%)
      13,000    Denbury Resources, Inc.*....................            356,850
       7,000    Premcor Inc. *..............................            295,190
                                                                   ------------
                                                                        652,040

                PRECISION
                  INSTRUMENT (0.3%)
       8,000    Kronos Inc.*................................            409,040

                PUBLISHING (0.7%)
       8,000    Donnelley (R.R.) & Sons Co..................            282,320
       4,000    McGraw-Hill Companies,
                    Inc. (The)..............................            366,160
       6,000    Meredith Corp...............................            325,200
                                                                   ------------
                                                                        973,680

                R.E.I.T. (0.7%)
      10,000    Corrections Corp of
                    America*................................            404,500
       9,000    Pan Pacific Retail
                   Properties, Inc..........................            564,300
                                                                   ------------
                                                                        968,800

                RAILROAD (0.6%)
       7,000    Burlington Northern Santa Fe
                    Corp....................................            331,170
       7,500    Canadian National Railway Co................            459,375
                                                                   ------------
                                                                        790,545

                RECREATION (1.4%)
       7,000    Brunswick Corp..............................            346,500
       4,000    Polaris Industries, Inc.....................            272,080
       7,300    Royal Caribbean Cruises Ltd.................            397,412
      11,250    SCP Pool Corp...............................            358,875
      10,500    Shuffle Master,, Inc.*......................            494,550
                                                                   ------------
                                                                      1,869,417

                RESTAURANT (1.7%)
      17,250    Applebee's International, Inc...............            456,262
       8,000    P.F. Chang's China Bistro,
                   Inc.*....................................            450,800
      16,500    RARE Hospitality
                  International, Inc.*......................            525,690
      15,700    Sonic Corp.*................................            478,850
       9,000    Yum! Brands, Inc............................            424,620
                                                                   ------------
                                                                      2,336,222

                RETAIL BUILDING
                  SUPPLY (0.5%)
       5,000    Fastenal Co.................................            307,800
      12,400    Hughes Supply, Inc..........................            401,140
                                                                   ------------
                                                                        708,940

                RETAIL-
                  SPECIAL LINES (3.0%)
       7,000    American Eagle Outfitters
                    Inc.....................................            329,700
       7,000    Bed Bath & Beyond Inc.*.....................            278,810
       6,000    Chico's FAS, Inc.*..........................            273,180
      11,000    Coach, Inc.*................................            620,400
       8,400    Dick's Sporting Goods, Inc.*................            295,260
       7,000    Guitar Center, Inc.*........................            368,830
       8,000    Petco Animal Supplies, Inc.*................            315,840
      12,000    PETsMART, Inc...............................            426,360
      13,000    Quiksilver, Inc.*...........................            387,270
      10,200    Urban Outfitters, Inc.*.....................            452,880
      10,000    Zale Corp.*.................................            298,700
                                                                   ------------
                                                                      4,047,230

                RETAIL AUTOMOTIVE (0.4%)
       7,000    Advance Auto Parts Inc......................            305,760
       6,400    O'Reilly Automotive, Inc.*. ................            288,320
                                                                   ------------
                                                                        594,080

                RETAIL STORE (0.3%)
       7,000    Target Corp. ...............................            363,510

                SECURITIES BROKERAGE (0.6%)
       4,400    Bear, Stearns Companies, Inc
                    (The). .................................            450,164
       4,300    Legg Mason Inc..............................            315,018
                                                                   ------------
                                                                        765,182

                SEMICONDUCTOR (0.2%)
      13,600    ATI Technologies, Inc.. ....................            263,704

                SHOE (0.7%)
       3,000    Deckers Outdoor Corp........................            140,970
      14,000    Genesco, Inc.*..............................            435,960
       4,000    Nike, Inc. Class "B"........................            362,760
                                                                   ------------
                                                                        939,690

                TELECOMMUNICATIONS
                  EQUIPMENT (0.4%)
      10,000    Marvell Technology Group
                    Ltd.*...................................            354,700
      11,000    Tekelec, Inc................................            224,840
                                                                   ------------
                                                                        579,540
                TELECOMMUNICATION
                   SERVICES (0.8%)
       9,000    NII Holdings, Inc. Class "B"*...............            427,050
      13,000    Sprint Corp.................................            323,050
      12,000    Western Wireless Corp.
                    Class "A"*..............................            351,600
                                                                   ------------
                                                                      1,101,700

                THRIFT (1.3%)
      14,000    BankAtlantic Bancorp Inc....................            278,600
       6,600    FirstFed Financial Corp.*...................            342,342
       8,000    Golden West Financial Corp..................            491,360
      11,500    Hudson City Bancorp, Inc....................            423,430
       5,800    WestCorp Inc. ..............................            266,394
                                                                   ------------
                                                                      1,802,126

                 TIRE & RUBBER (0.2%)
       4,400    Carlisle Companies, Inc.....................            285,648

                TOILETRIES/
                 COMESTICS (0.3%)
       7,600    Regis Corp..................................            350,740

                TRUCKING (1.7%)
       6,000    CNF Inc.....................................            300,600
      10,000    Hunt (J.B.) Transport
                    Services, Inc...........................            448,500
       9,200    Landstar Systems, Inc.*.....................            677,488
      21,250    Werner Enterprises, Inc.....................            481,100
       6,000    Yellow Roadway Corp.*.......................            334,260
                                                                   ------------
                                                                      2,241,948

                WATER UTILITY (0.2%)
      12,200    Aqua America, Inc...........................            299,998

                WIRELESS NETWORKING
                 (0.4%)
      33,000    Alomosa Holdings, Inc.*.....................            411,510
       2,600    Spectrasite, Inc............................            150,540
                                                                   ------------
                                                                        562,050
                                                                   ------------

                TOTAL
                COMMON STOCKS
                (Cost $69,248,816) .........................         98,441,079
                                                                   ------------

     Principal
      Amount                                                          Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.4%)
$  2,000,000    Private Export Funding
                   Corporation Notes
                   Series "J" 7.65%,
                   5/15/06..................................          2,119,926
   3,000,000    Federal Home Loan
                   Mortgage Corp.
                     3.250%,
                   11/2/07..................................          2,985,096
   2,500,000    Federal Home Loan
                   Mortgage Corp.
                     5.750%,
                   1/15/12..................................          2,723,545
   2,000,000    Federal Home Loan
                   Mortgage Corp.
                     5.125%,
                   7/15/12..................................          2,102,648
   1,000,000    Federal Home Loan
                   Mortgage Corp.
                     4.500%,
                   1/15/13..................................          1,008,351
   1,000,000    Federal Home Loan
                   Mortgage Corp.
                     3.250%,
                   1/15/08..................................            992,313
   1,997,627    FNMA Pool #802812
                   5.00%, 11/1/34...........................          1,983,008
                                                                   ------------

                     TOTAL
                     U.S. GOVERNMENT
                     AGENCY
                     OBLIGATIONS
                     (Cost $13,497,627) ....................         13,914,887
                                                                   ------------

CORPORATE BONDS &
 NOTES (0.7%)
   1,000,000         SLM Corporation Floating
                        Rate Notes 4.160%,**
                        4/1/14..............................            974,170
                                                                   ------------

                     TOTAL CORPORATE
                     BONDS & NOTES
                     (Cost $974,170) .......................            974,170
                                                                   ------------

                     TOTAL INVESTMENT
                     SECURITIES (84.5%)
                     (Cost $87,779,104) ....................        113,330,136
                                                                   ------------

REPURCHASE AGREEMENTS (16.1%)
(including accrued interest)
$  7,000,000    Collateralized by  U.S. Treasury
                   Notes, $5,920,000 10.375%, due
                   11/15/12, with a value of
                   $7,146,898 (with
                   State Street Bank and
                   Trust Co., 1.45%, dated
                   12/31/04, due 1/3/05,
                   delivery value of
                   $700,846) ...............................       $  7,000,282
   7,600,000    Collateralized by $7,770,000
                   U.S. Treasury Notes
                   3.375%, due 9/15/09,
                   value $7,765,864
                   (with Morgan Stanley,
                   1.40%, dated 12/31/04,
                   due 1/3/05, delivery
                   value $7,600,887) .......................          7,600,296
   7,000,000    Collateralized by $5,179,000
                   U.S. Treasury Bonds 8%, due 11/15/21,
                   value $7,150,306 (with UBS Warburg,
                   LLC 1.50%, dated 12/31/04, due
                   1/3/05, delivery value $7,000,825) ......          7,000,292
                                                                   -------------

                    TOTAL REPURCHASE
                      AGREEMENTS
                       (Amortized Cost
                       $21,600,292)                                  21,600,870
                                                                   ------------

EXCESS OF LIABILITIES OVER
   CASH AND OTHER ASSETS
    (-0.6%) ................................................           (862,021)
                                                                   ------------

NET ASSETS (100.0%) ........................................       $134,068,985
                                                                   ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($134,068,985 / 6,495,923
shares outstanding) ........................................       $      20.64
                                                                   ============

* Non-income producing

(ADR) American Depositary Receipts

** Rate at 12/31/04. Floating Rate changes monthly.

See Notes to Financial Statements.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    March 1, 2005
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      --------------------------------------------------------------------------

      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      --------------------------------------------------------------------------

      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: March 1, 2005
      --------------------------------------------------------------------------